Financial Instruments and Risk Management - Fair Value Measurement (Details) - Fair value - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 0.0	$ 0.0
Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(20.7)	(2.6)
Currency risk | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Currency risk | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(16.3)	(2.6)
Currency risk | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Currency risk | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2.1	12.9
Interest rate risk | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Interest rate risk | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (4.4)	$ 0.0